Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax provision (benefit) [Abstract]
Current	$ 569,974	$ 514,664	$ 1,267,356
Deferred		492,241	(224,882)
Total	$ 569,974	$ 1,006,905	$ 1,042,474